LOANS PAYABLE (Narrative) (Details) $ in Thousands		12 Months Ended
	Oct. 06, 2023 USD ($)	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing		$ 800	$ 0
Terronera Precious Metals, S.A. de C.V. [Member] | Societe Generale and ING Bank N. V. [Member]
Disclosure of detailed information about borrowings [line items]
Debt face amount	$ 120,000
Terms	8.5 years, including a 2-year grace period during the construction phase
Interest rate basis	interest rate equal to US Secured Overnight Financing Rate ("SOFR") + 4.50% per annum prior to completion and SOFR + 3.75% per annum from completion of the Terronera project until the fifth anniversary of the loan, and SOFR + 4.25% from the fifth anniversary onwards
Repayment terms		Repayment of the facility begins in the fourth quarter of 2025, in the form of quarterly installments, in addition a cash sweep will be applied to 35% of excess cash flow after debt service from project completion onwards until $35 million of loan principal has been prepaid.
Hedge fund ounces of gold | oz		68,000
Description of hedge		The Company is also required to hedge 75% of the estimated remaining capital expenditures incurred in Mexican Pesos and for 70% of the projected operating costs incurred in Mexican Pesos.
Letter of credit		$ 48,000
Financing arrangements [Member]
Disclosure of detailed information about borrowings [line items]
Terms		one to four years
Weighted-average interest rate		5.80%
Financing arrangements [Member] | Equipment [Member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing		$ 20,013
Net book value of equipment pledged as security		$ 17,720	$ 24,379